Schedule of Concentration Risk of Gross Accounts Receivable From Owned Fleet (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2021
Accounts Receivable | Product Concentration Risk
Concentration Risk [Line Items]
Percentage of company's gross accounts receivable	8.80%